Bank Loans - Summary of Bank Loans (Parenthetical) (Details) $ in Thousands, ¥ in Millions																12 Months Ended
		Dec. 08, 2021 USD ($)	Dec. 08, 2021 CNY (¥)	Apr. 08, 2021 USD ($)	Apr. 08, 2021 CNY (¥)	Mar. 13, 2021 USD ($)	Mar. 13, 2021 CNY (¥)	Feb. 03, 2021 USD ($)	Feb. 03, 2021 CNY (¥)	Dec. 09, 2020 USD ($)	Dec. 09, 2020 CNY (¥)	Nov. 17, 2020 USD ($)	May 26, 2020 USD ($) Mortgage Apartment	Mar. 13, 2020 USD ($)	Mar. 13, 2020 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Nov. 17, 2020 CNY (¥)	May 26, 2020 CNY (¥)	Nov. 20, 2019 USD ($)	Nov. 20, 2019 CNY (¥)
Line of Credit Facility [Line Items]
- Proceeds from bank loans																$ 151	$ 13,511		$ 33,227
Short-term bank loans and current portion of long-term bank loans (note 12)																293	3,099
Long-term bank loans																11,513	12,668
Bank of China [Member]
Line of Credit Facility [Line Items]
Short-term bank loans and current portion of long-term bank loans (note 12)	[1]																2,197
Bank of China [Member] | Sinovac Dalian
Line of Credit Facility [Line Items]
Debt instrument, interest rate, effective percentage				4.40%	4.40%			4.40%	4.40%
Line of credit facility, maximum borrowing capacity																									$ 3,065	¥ 20.0
- Proceeds from bank loans				$ 1,098	¥ 7.0			$ 1,098	¥ 7.0	$ 920	¥ 6.0			$ 1,073	¥ 7.0
Repayments of debt		$ 920	¥ 6.0			$ 1,073	¥ 7.0
Debt instrument, description of variable rate basis				55 basis point	55 basis point			55 basis point	55 basis point
Debt instrument, basis spread on variable rate				0.55%	0.55%			0.55%	0.55%
China Merchants Bank [Member]
Line of Credit Facility [Line Items]
Short-term bank loans and current portion of long-term bank loans (note 12)	[2]																117
Long-term bank loans	[2]																50
China Merchants Bank [Member] | Sinovac Dalian
Line of Credit Facility [Line Items]
Debt instrument, interest rate, effective percentage													5.60%											5.60%
Debt instrument, description of variable rate basis													175 basis point
Debt instrument, basis spread on variable rate													1.75%
Number of mortgage entered | Mortgage													4
Aggregate mortgage amount													$ 333											¥ 2.1
Number of apartments purchased | Apartment													4
Mortgage loans, description of terms																			Principal and interest are repaid monthly over a term of 36 months.	Principal and interest are repaid monthly over a term of 36 months.
Mortgage loan principal and interest repaid																	124	¥ 0.8	$ 58	¥ 0.4
Short-term bank loans and current portion of long-term bank loans (note 12)																	117					¥ 0.7
Long-term bank loans																	50					¥ 0.3
China Everbright Bank [Member]
Line of Credit Facility [Line Items]
Short-term bank loans and current portion of long-term bank loans (note 12)	[3]															293	785
Long-term bank loans	[3]															11,513	$ 12,618
China Everbright Bank [Member] | Sinovac Dalian
Line of Credit Facility [Line Items]
Debt instrument, interest rate, effective percentage												5.88%											5.88%
Line of credit facility, maximum borrowing capacity												$ 30,651											¥ 200.0
Debt instrument, description of variable rate basis												123 basis point
Debt instrument, basis spread on variable rate												1.23%
Debt Instrument, Collateral Amount																33,643					¥ 232.0
Short-term bank loans and current portion of long-term bank loans (note 12)																293
Long-term bank loans																$ 11,513

[1]	On November 20, 2019, Sinovac Dalian entered into a maximum credit facility of $3,065 (RMB 20 million) with Bank of China to finance its working capital requirements. $1,073 (RMB 7 million) was drawn on March 13, 2020 and was repaid on March 13, 2021. $920 (RMB 6 million) was drawn on December 9, 2020 and was repaid on December 8, 2021. On February 3, 2021, Sinovac Dalian withdrew $1,098 (RMB 7 million) with an annual interest rate at 55 basis point above the prime rate of a one-year term loan published by the People’s Bank of China, at 4.40%. On April 8, 2021, Sinovac Dalian withdrew $1,098 (RMB 7 million) with an annual interest rate at 55 basis point above the prime rate of a one-year term loan published by the People’s Bank of China, at 4.40%. Interest is payable monthly and the loans were repaid on February 7, 2022 and April 8, 2022, respectively.
[2]	On May 26, 2020, Sinovac Dalian entered into four mortgages in the total amount of $333 (RMB 2.1 million) with China Merchants Bank to purchase four apartments. The loans bear annual interest rate at 175 basis point above the prime rate of a one-year term loan published by the People’s Bank of China, at 5.6%. Principal and interest are repaid monthly over a term of 36 months. Sinovac Dalian repaid $58 (RMB 0.4 million) in principal and interest in 2020 and $124 (RMB 0.8 million) in principal and interest in 2021. As of December 31, 2021, $117 (RMB 0.7 million) is recorded in bank loans due within one year and $50 (RMB 0.3 million) is recorded in long-term bank loans. In December 2022, Sinovac Dalian repaid this bank loan earlier than its due date to reduce interest expense.
[3]	On November 17, 2020, Sinovac Dalian entered into a maximum credit facility of $30,651 (RMB 200 million) with China Everbright Bank to finance Sinovac Dalian’s purchase of property, plant and equipment, with a term from November 17, 2020 to November 16, 2028. The loan bears annual interest rate at 123 basis point above the prime rate of a five-year term loan published by the People’s Bank of China, at 5.88%. Interest is payable quarterly and principal installment repayments begin in 2023 and shall be fully paid by November 16, 2028. As of December 31, 2022, $293 is recorded in bank loans due within one year and $11,513 is recorded in long-term bank loans. Certain machinery and equipment of Sinovac Dalian with a net book value of $33,643 (RMB 232.0 million) were pledged as collateral.